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                  JOHN HANCOCK LIFE INSURANCE COMPANY (U.S.A.)
                               SEPARATE ACCOUNT H

                 JOHN HANCOCK LIFE INSURANCE COMPANY OF NEW YORK
                               SEPARATE ACCOUNT A

                       SUPPLEMENT DATED MARCH 12, 2007 TO
                      PROSPECTUSES DATED FEBRUARY 12, 2007

This Supplement is intended to supplement prospectuses dated February 12, 2007 for certain variable annuity contracts issued on and after March 12, 2007 by John Hancock Life Insurance Company (U.S.A.) and/or John Hancock Life Insurance Company of New York The prospectus affected by this Supplement is entitled "VENTURE VISION VARIABLE ANNUITY."

PURPOSE OF THIS SUPPLEMENT

This Supplement describes the following enhancement that we are making to our Principal Plus for Life Rider and to our Principal Plus for Life Plus Automatic Annual Step-up Rider:

     - If you purchase either of these Riders, we will determine the initial amount of our "Lifetime Income Amount" guarantee on an earlier date. We will now determine the Lifetime Income Amount on the date we issue your Contract if the oldest Owner (or oldest Annuitant if the Owner is not a natural person) is 59 1/2 or older. Otherwise, we will determine the initial Lifetime Income Amount on the Contract Anniversary Date on, or next following, the date the oldest Owner (or oldest Annuitant if the Owner is not a natural person) is 59 1/2.

This enhancement applies to Contracts issued with either of these optional benefit Riders on or after March 12, 2007. We refer to such Contracts as "Affected Contracts" in this Supplement.

This enhancement does not apply to Contracts issued with:

          - A Principal Plus for Life Rider or Principal Plus for Life Plus Automatic Annual Step-up Rider issued before March 12, 2007; or

          -    Any Principal Plus for Life Plus Spousal Protection Rider.

We use certain terms in this Supplement that have defined meanings. If a term is not defined in this Supplement, it has the meaning given to it in the Prospectus.

REVISIONS TO THE PROSPECTUS

1. WE REVISE OUR RESPONSE TO THE QUESTION "WHAT TYPES OF OPTIONAL BENEFIT RIDERS MAY I BUY UNDER THE CONTRACT?" IN THE OVERVIEW SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

          We replace the phrase "Age 65 Contract Anniversary" with the phrase "Lifetime Income Date."

          We replace the phrase "65th birthday" with the phrase "the day the Covered Person is 59 1/2."

          We replace all other references to "65" with the term "59 1/2."

2. WE REVISE THE SUBSECTION ENTITLED "PRINCIPAL PLUS FOR LIFE" IN THE OPTIONAL BENEFITS SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS AS FOLLOWS:

          A. We add the following at the end of the definition of Lifetime Income Amount:

If you purchase a Principal Plus for Life or Principal Plus for Life Plus Automatic Annual Step-up Rider on or after March 12, 2007, Lifetime Income Amount means:

- The amount we guarantee to be available each Contract Year for withdrawal during the Accumulation Period after the Lifetime Income Date and while the Covered Person remains alive as an Owner or Annuitant of the Contract;

-    We determine the initial Lifetime Income Amount on the Lifetime Income
     Date.

- The initial Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance at the time we make our determination.

          B. We add a definition of "Lifetime Income Date" as follows:


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Lifetime Income Date means:

     -    The date on which we determine the initial Lifetime Income Amount.

     - The date we issue the Rider, if you are 59 1/2 or older at the time; otherwise,

     - The Contract Anniversary on, or next following, the date the Covered Person is 59 1/2.

          C. We revise the first paragraph of the OVERVIEW provisions to read as follows:

OVERVIEW. The optional Principal Plus for Life Rider provides a guaranteed minimum withdrawal benefit during the Accumulation Period. We designed the Principal Plus for Life Rider to guarantee the return of your investments in the Contract, as long as you limit your withdrawals each Contract Year during the Accumulation Period to a Guaranteed Withdrawal Amount. On the Lifetime Income Date, we calculate a "Lifetime Income Amount." If you subsequently limit your annual withdrawals to the Lifetime Income Amount, Principal Plus for Life guarantees that we will make the Lifetime Income Amount benefit available to you, as long as the Covered Person is alive and is an Owner, Beneficiary or Annuitant under the Contract, even after you have recovered your investments in the Contract and even if your Contract Value reduces to zero.

          D. We revise the EFFECT OF WITHDRAWALS provisions to read as follows:

EFFECT OF WITHDRAWALS. We decrease the Guaranteed Withdrawal Balance each time you make a withdrawal. If your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount, we will decrease the Guaranteed Withdrawal Balance by the amount of the withdrawals. If a withdrawal causes total withdrawals during a Contract Year to exceed the Guaranteed Withdrawal Amount (or if total withdrawals during a Contract Year have already exceeded the Guaranteed Withdrawal Amount), we will automatically Reset the Guaranteed Withdrawal Balance to equal the lesser of:

-    the Contract Value immediately after the withdrawal; or

- the Guaranteed Withdrawal Balance immediately prior to the withdrawal minus the amount of the withdrawal.

Each time we Reset the Guaranteed Withdrawal Balance, we also recalculate the Guaranteed Withdrawal Amount. The Guaranteed Withdrawal Amount will equal the lesser of (a) the Guaranteed Withdrawal Amount prior to the withdrawal or (b) 5% of the greater of (i) the Contract Value after the withdrawal or (ii) the new Guaranteed Withdrawal Balance value. After the Lifetime Income Date, we also will recalculate the Lifetime Income Amount if a withdrawal causes total withdrawals during a Contract Year to exceed the Lifetime Income Amount (or if total withdrawals during a Contract Year have already exceeded the Lifetime Income Amount). In that case, the Lifetime Income Amount will equal the lesser of (a) the Lifetime Income Amount prior to the withdrawal or (b) 5% of the greater of (i) the Contract Value immediately after the withdrawal or (ii) the new Guaranteed Withdrawal Balance value.

In certain circumstances, however, we will not Reset the Guaranteed Withdrawal Balance, Guaranteed Withdrawal Amount and/or the Lifetime Income Amount, even where a withdrawal would exceed the Guaranteed Withdrawal Amount and/or Lifetime Income Amount for a Contract Year. These involve withdrawals taken as "Life Expectancy Distributions" under an automatic distribution program provided by us (see "Life Expectancy Distributions" below).

We do not change your Guaranteed Withdrawal Amount when you make a withdrawal if your total withdrawals during a Contract Year are less than or equal to the Guaranteed Withdrawal Amount. Similarly, we do not change your Lifetime Income Amount when you make a withdrawal if your total withdrawals during a Contract Year are less that or equal to the Lifetime Income Amount. If you take any withdrawals prior to the Lifetime Income Date, the initial amount of the Lifetime Income Amount may be less than the Guaranteed Withdrawal Amount. Although you may continue to take withdrawals up to the Guaranteed Withdrawal Amount after the Lifetime Income Date without reduction of the Guaranteed Withdrawal Amount benefit (as long as there is a positive Guaranteed Withdrawal Balance value) your Lifetime Income Amount benefit may be reduced if the amount you withdraw exceeds the Lifetime Income Amount. You could eventually lose any benefit based on the Lifetime Income Amount if you continue to take withdrawals in excess of the Lifetime Income Amount. If your withdrawals (including any applicable withdrawal charges) are less than the full Guaranteed Withdrawal Amount available in any Contract Year, the remaining Guaranteed Withdrawal Amount cannot be carried forward to the next Contract Year.

The Principal Plus for Life benefit enters a "Settlement Phase" if a withdrawal less than or equal to the Guaranteed Withdrawal Amount reduces the Contract Value to zero but either the Guaranteed Withdrawal Balance or the Lifetime Income Amount immediately after the withdrawal is greater than zero (see "Settlement Phase" below). The Principal Plus for Life benefit terminates if the Contract Value, Guaranteed Withdrawal Balance and Lifetime Income Amount immediately after a withdrawal are all equal to zero (see "Principal Plus for Life Fee" and "Termination" sections below.)

IF YOUR ANNUAL WITHDRAWALS EXCEED THE GUARANTEED WITHDRAWAL AMOUNT, WE WILL RECALCULATE AMOUNTS WE GUARANTEE FOR FUTURE WITHDRAWALS. WE MAY RESET GUARANTEED WITHDRAWAL BALANCE, GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES TO REFLECT REDUCTIONS THAT EXCEED THE AMOUNT OF YOUR WITHDRAWALS. A RESET ALSO MAY REDUCE THE TOTAL AMOUNT GUARANTEED BELOW THE TOTAL OF YOUR PURCHASE PAYMENTS AND MAY REDUCE OR ELIMINATE FUTURE GUARANTEED WITHDRAWAL AMOUNT AND LIFETIME INCOME AMOUNT VALUES. WITHDRAWALS IN EXCESS OF THE LIFETIME INCOME AMOUNT MAY REDUCE OR ELIMINATE FUTURE LIFETIME INCOME AMOUNT VALUES.


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          E. We revise the last bullet in the second paragraph of the SETTLEMENT
PHASE provisions to read as follows:

     - After the Lifetime Income Date, if you choose to receive a settlement payment that is in excess of the Lifetime Income Amount, we will recalculate the Lifetime Income Amount in the same manner as a withdrawal that exceeds the Lifetime Income Amount (see "Effect of Withdrawals"). We do not recalculate the Lifetime Income Amount, however, if you receive distribution payments under our Life Expectancy Distribution program.

          F. We add the following information at the end of the ADDITIONAL PURCHASE PAYMENTS provisions:

PLEASE NOTE: We impose special Purchase Payment limits on Contracts issued in connection with a Qualified Plan, including an IRA, as described above. These limits include a restriction on additional Purchase Payments on and after the Age 65 Contract Anniversary (or after the first Contract Anniversary if we issue your Contract after you become age 65), that are made without our prior approval, if your total payments after the first Contract Anniversary exceed $100,000.

          G. We revise the third and fourth rows in the table in the DEATH BENEFITS - DEATH BENEFITS BEFORE THE SETTLEMENT PHASE provisions to read as follows:

                           THEN
IF THE BENEFICIARY IS:     PRINCIPAL PLUS FOR LIFE:
----------------------     ------------------------
3. The deceased Owner's    Continues in the same manner as 1., except that
spouse and the deceased    Principal Plus for Life continues with respect to the
Owner is not the Covered   Lifetime Income Amount for the Beneficiary. If the
Person                     Lifetime Income Amount has not been determined prior
                           to the payment of any portion of the death benefit,
                           we will determine the initial Lifetime Income Amount
                           after the Covered Person is 59 1/2. We will make our
                           determination of the initial Lifetime Income Amount
                           on an anniversary of the date we determined the death
                           benefit..

4. Not the deceased        Continues in the same manner as 1., except that
Owner's spouse and the     Principal Plus for Life continues with respect to the
deceased Owner is not      Lifetime Income Amount for the Beneficiary. If the
the Covered Person         Lifetime Income Amount has not been determined prior
                           to the payment of any portion of the death benefit,
                           we will determine the initial Lifetime Income Amount
                           after the Covered Person is 59 1/2. We will make our
                           determination of the initial Lifetime Income Amount
                           on an anniversary of the date we determined the death
                           benefit.

                           In this case, Principal Plus for Life does not continue to be eligible for any remaining Bonuses and Step-ups, other than the initial Step-up of the Guaranteed Withdrawal Balance to equal the death benefit, if greater than the Guaranteed Withdrawal
                           Balance prior to the death benefit. We will permit the Beneficiary to opt out of the initial death benefit Step-up, if any, if we increase the rate of the Principal Plus for Life fee at that time.

          H. We revise the last paragraph of the PRINCIPAL PLUS FOR LIFE FEE provisions to read as follows:

THE ADDITION OF PRINCIPAL PLUS FOR LIFE TO A CONTRACT MAY NOT ALWAYS BE IN YOUR INTEREST SINCE AN ADDITIONAL FEE IS IMPOSED ANNUALLY FOR THIS BENEFIT AND THE COVERED PERSON MUST BE AT LEAST 59 1/2 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS. FURTHERMORE, PRINCIPAL PLUS FOR LIFE LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE PROSPECTUS. YOU SHOULD CAREFULLY CONSIDER EACH OF THESE FACTORS BEFORE DECIDING IF PRINCIPAL PLUS FOR LIFE IS SUITABLE FOR YOUR NEEDS, ESPECIALLY AT OLDER AGES.

3. WE REVISE THE "OPTIONAL BENEFITS - PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP UP RIDER" SECTION OF THE PROSPECTUS FOR AFFECTED CONTRACTS.

          We revise the fourth paragraph of the provisions on ANNUAL STEP-UP FEATURES to read as follows:

You should consult with your financial professional to assist you in determining whether the Principal Plus for Life Plus Automatic Annual Step-up Rider is suited for your financial needs and investment risk tolerance. The addition of the Rider to a Contract may not always be in your interest since an additional fee is imposed annually for this benefit and there is no assurance that your Contract Value will be sufficient on any Step-up date to receive an increase (Step-up) in the guarantees we provide under the Rider. The amount that may be provided by more frequent Step-up dates under the Principal Plus for Life Plus Automatic Annual Step-up Rider, may, over time, be more than offset by the additional fees and charges associated with this Rider compared to the Principal Plus for Life Rider. FURTHERMORE, SIMILAR TO PRINCIPAL PLUS FOR LIFE, THIS RIDER LIMITS THE INVESTMENT OPTIONS OTHERWISE AVAILABLE UNDER THE CONTRACT (SEE THE PROSPECTUS SECTION ON PRINCIPAL PLUS FOR LIFE FOR INFORMATION RELATING TO THE AVAILABLE INVESTMENT OPTIONS), REQUIRES THE COVERED PERSON TO BE AT LEAST 59 1/2 AND REMAIN LIVING FOR YOU TO RECEIVE CERTAIN BENEFITS, CONTAINS AGE CAPS AND LIMITATIONS ON A CONTRACT OWNER'S RIGHTS AND BENEFITS AT CERTAIN AGES AND VALUES, AND PROVIDES NO GUARANTEED WITHDRAWAL BENEFITS


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ONCE PAYMENTS BEGIN UNDER ANY OF THE ANNUITY OPTIONS DESCRIBED IN THE
PROSPECTUS. You should carefully consider each of these factors which are outlined in the Prospectus before purchasing a Principal Plus for Life Plus Automatic Annual Step-up Rider.

4. WE REVISE APPENDIX A ENTITLED "EXAMPLES OF PRINCIPAL PLUS FOR LIFE RIDERS" OF THE PROSPECTUS FOR AFFECTED CONTRACTS, AS FOLLOWS:

          A. We revise the first paragraph in Example 1 to read as follows:

EXAMPLE 1. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION. Assume a single Purchase Payment of $100,000 when the Covered Person is 49 1/2 (or when the oldest Covered Person is age 55 for Principal Plus for Life Plus Spousal Protection Rider), no additional Purchase Payments are made, withdrawals equal to the Guaranteed Withdrawal Amount are taken beginning in year 11. Also assume that the Contract Value is less than the Guaranteed Withdrawal Balance at the eligible Step-up Dates, so there is no Step-up and the Covered Person (either of the Covered Persons for Principal Plus for Life Plus Spousal Protection Rider) survives at least 31 years from issue.

          B. We revise note D in Example 1 to read as follows:

D The Lifetime Income Amount is calculated on the Contract Anniversary after the Covered Person is 59 1/2 (after the oldest Covered Person's 65th birthday for Principal Plus for Life - Spousal Protection Rider). The Lifetime Income Amount is initially equal to 5% of the Guaranteed Withdrawal Balance at that time (.05 X $150,000 = $7,500)

          C. We revise the first paragraph Example 2 to read as follows:

EXAMPLE 2. PRINCIPAL PLUS FOR LIFE, PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP AND PRINCIPAL PLUS FOR LIFE PLUS SPOUSAL PROTECTION Assume an initial Purchase Payment of $100,000 when the Covered Person is 59 1/2 (or when the oldest Covered Person is age 65 for Principal Plus for Life Plus Spousal Protection Rider), an additional Purchase Payment of $10,000 is made at the beginning of the Contract Year 2, a withdrawal equal to the Guaranteed Withdrawal Amount is taken in Contract Year 3, no withdrawals are taken in Contract Years 1, 2, 4, 5 (resulting in Bonuses in those years). Also assume that the Contract Value at the end of year 3 is less than the Guaranteed Withdrawal Balance so there is no Step-up.

          D. We revise the first paragraph in Example 3 to read as follows:

EXAMPLE 3. PRINCIPAL PLUS FOR LIFE Assume a single Purchase Payment of $100,000 when the Covered Person is 57 1/2, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-up at the end of Contract Year 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset). Since withdrawals are taken every year, there are no Bonuses.

          E. We revise note A in Example 3 to read as follows:

A The Lifetime Income Amount is calculated on Lifetime Income Date (i.e., the Contract Anniversary after the Covered Person is 59 1/2 ). The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $90,000 = $4,500). In this example, since withdrawals were taken prior to the Lifetime Income Date, the initial Lifetime Income Amount is less than the Guaranteed Withdrawal Amount.

          F. We revise the first paragraph in Example 4 to read as follows:

EXAMPLE 4. PRINCIPAL PLUS FOR LIFE PLUS AUTOMATIC ANNUAL STEP-UP RIDER. Assume a single Purchase Payment of $100,000 when the Covered Person is 57 1/2, no additional Purchase Payments are made, the Guaranteed Withdrawal Balance Steps-Up at the end of Contract Years 1, 2 and 3, withdrawals equal to the Guaranteed Withdrawal Amount are taken in Contract Years 1, 2, 3 and 4 and a withdrawal exceeding the Guaranteed Withdrawal Amount is taken at the end of Contract Year 5 (resulting in a Reset). Since withdrawals are taken every year, there are no Bonuses.

          G. We revise note C in Example 4 to read as follows:

C The Lifetime Income Amount is calculated on the Lifetime Income Date (i.e., the Contract Anniversary after the Covered Person'is 59 1/2 ). The Lifetime Income Amount is equal to 5% of the Guaranteed Withdrawal Balance on that anniversary (.05 X $103,514 = $5,176).

0207:60339 333-71074
0307:60340 333-61283


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